JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
LONG POSITIONS — 99.3%
COMMON STOCKS — 40.5%
Australia — 0.8%
AGL Energy Ltd.	311	3,255
Alumina Ltd.	3,260	2,922
APA Group	853	5,413
Aristocrat Leisure Ltd.	201	2,604
Aurizon Holdings Ltd.	1,983	5,139
Australia & New Zealand Banking Group Ltd.	2,149	22,537
BHP Group Ltd.	1,927	34,958
BHP Group plc	8,294	128,720
Boral Ltd.	617	775
Brambles Ltd.	927	5,992
Caltex Australia Ltd.	223	3,011
Coca-Cola Amatil Ltd.	630	3,400
Cochlear Ltd.	55	6,268
Coles Group Ltd.	675	6,286
Commonwealth Bank of Australia	915	34,523
Computershare Ltd.	548	3,280
CSL Ltd.	271	49,125
Fortescue Metals Group Ltd.	483	2,960
Goodman Group, REIT	1,272	9,323
GPT Group (The), REIT	4,086	9,078
Incitec Pivot Ltd.	770	955
Insurance Australia Group Ltd.	1,020	3,848
Lendlease Group	345	2,163
Macquarie Group Ltd.	208	11,078
Mirvac Group, REIT	8,414	10,690
National Australia Bank Ltd.	1,320	13,540
Newcrest Mining Ltd.	416	5,713
Oil Search Ltd.	894	1,297
Orica Ltd.	329	3,080
Origin Energy Ltd.	943	2,534
QBE Insurance Group Ltd.	1,414	7,366
Ramsay Health Care Ltd.	103	3,622
REA Group Ltd.	67	3,139
Rio Tinto Ltd.	307	15,816
Rio Tinto plc	3,870	177,410
Santos Ltd.	820	1,684
Sonic Healthcare Ltd.	163	2,450
South32 Ltd.	3,731	4,119
Stockland, REIT	1,658	2,550
Suncorp Group Ltd.	1,338	7,430
Sydney Airport	986	3,407
Tabcorp Holdings Ltd.	1,537	2,379
Telstra Corp. Ltd.	986	1,851
TPG Telecom Ltd.	554	2,359
Transurban Group	1,467	10,927
Treasury Wine Estates Ltd.	321	1,993
Wesfarmers Ltd.	656	13,901
Westpac Banking Corp.	2,294	23,561
Woodside Petroleum Ltd.	446	4,949
Woolworths Group Ltd.	905	19,680

		705,060

Austria — 0.1%
Erste Group Bank AG	3,024	55,363
Belgium — 0.1%
Anheuser-Busch InBev SA/NV	531	23,454
KBC Group NV	1,629	73,916
		97,370
Canada — 0.7%
Alimentation Couche-Tard, Inc., Class B	4,181	98,487
Canadian National Railway Co.	1,582	123,689
Canadian Pacific Railway Ltd.	582	128,430
Canadian Pacific Railway Ltd. (a)	182	39,965
Fairfax Financial Holdings Ltd.	110	33,766
Shopify, Inc., Class A *	57	23,765
Toronto-Dominion Bank (The)	2,430	103,309
		551,411
China — 0.8%
Alibaba Group Holding Ltd., ADR*	1,451	282,191
BOC Hong Kong Holdings Ltd.	4,000	10,980
Ping An Insurance Group Co. of China Ltd., Class H	21,500	209,975
Prosus NV*	250	17,412
Tencent Holdings Ltd.	4,000	197,710
Yangzijiang Shipbuilding Holdings Ltd.	1,200	696
		718,964
Denmark — 0.6%
Carlsberg A/S, Class B	234	26,343
Novo Nordisk A/S, Class B	6,326	377,764
Novozymes A/S, Class B	531	23,819
Orsted A/S (b)	687	67,256
		495,182
Finland — 0.2%
Elisa OYJ	438	27,035
Kone OYJ, Class B	1,239	69,385
UPM-Kymmene OYJ	1,248	34,029
		130,449
France — 2.0%
Accor SA	942	25,308
Air Liquide SA	339	43,273
Airbus SE	2,268	146,245
Alstom SA	2,137	88,241
Arkema SA	282	19,253
AXA SA	1,972	33,390
BioMerieux	229	25,925
BNP Paribas SA	1,330	38,830
Capgemini SE	379	31,670
Danone SA	103	6,592
Dassault Systemes SE	184	26,862
Eiffage SA	223	15,829
Kering SA	80	41,713
L’Oreal SA	96	24,846
LVMH Moet Hennessy Louis Vuitton SE	877	321,641
Orange SA	2,755	33,356
Pernod Ricard SA	224	31,794
Peugeot SA	319	4,153

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
Safran SA *	1,715	151,944
Sanofi	513	44,413
Schneider Electric SE	3,744	316,454
Thales SA	402	33,292
TOTAL SA	1,639	61,756
Vinci SA	1,699	138,824
Vivendi SA	554	11,713
		1,717,317
Germany — 1.7%
adidas AG	480	106,573
Allianz SE (Registered)	1,366	232,626
BASF SE	345	16,126
Bayer AG (Registered)	582	33,348
Daimler AG (Registered)	713	21,293
Delivery Hero SE * (b)	2,210	162,488
Deutsche Boerse AG	869	119,387
Deutsche Post AG (Registered)	1,858	49,810
Deutsche Telekom AG (Registered)	3,590	46,366
Infineon Technologies AG	1,987	28,684
Merck KGaA	277	27,967
MTU Aero Engines AG	118	17,062
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	736	147,988
RWE AG	797	20,843
SAP SE	2,145	239,485
Siemens AG (Registered)	587	49,153
Volkswagen AG (Preference)	539	62,091
Vonovia SE	1,199	59,643
		1,440,933
Hong Kong — 0.5%
AIA Group Ltd.	33,800	302,667
ASM Pacific Technology Ltd.	200	1,854
CK Asset Holdings Ltd.	1,552	8,421
CK Infrastructure Holdings Ltd.	1,000	5,294
CLP Holdings Ltd.	1,000	9,160
Hang Seng Bank Ltd.	500	8,519
Henderson Land Development Co. Ltd.	1,000	3,785
HKT Trust & HKT Ltd.	2,000	2,720
Hong Kong & China Gas Co. Ltd.	5,000	8,187
Hong Kong Exchanges & Clearing Ltd.	1,100	32,955
Hongkong Land Holdings Ltd.	800	2,993
Jardine Matheson Holdings Ltd.	100	5,033
Kerry Properties Ltd.	1,000	2,615
Link, REIT	1,000	8,428
MTR Corp. Ltd.	500	2,572
New World Development Co. Ltd.	2,000	2,133
NWS Holdings Ltd.	1,000	1,019
Power Assets Holdings Ltd.	1,000	5,932
Sino Land Co. Ltd.	4,000	5,034
Sun Hung Kai Properties Ltd.	1,000	13,074
Swire Pacific Ltd., Class A	500	3,183
Techtronic Industries Co. Ltd.	500	3,175
WH Group Ltd. (b)	3,000	2,769
Wharf Real Estate Investment Co. Ltd.	1,000	4,079
Wheelock & Co. Ltd.	1,000	6,776
Yue Yuen Industrial Holdings Ltd.	500	764
		453,141
India — 0.2%
HDFC Bank Ltd., ADR	5,005	192,492
Indonesia — 0.1%
Bank Central Asia Tbk. PT	46,800	78,854
Ireland — 0.1%
CRH plc	1,244	33,642
Kerry Group plc, Class A	228	26,454
Kingspan Group plc	528	28,472
Ryanair Holdings plc, ADR *	348	18,475
		107,043
Italy — 0.2%
Davide Campari-Milano SpA	2,870	20,582
Enel SpA	12,172	83,961
FinecoBank Banca Fineco SpA	1,985	17,859
Snam SpA	6,434	29,405
UniCredit SpA	3,764	29,121
		180,928
Japan — 3.0%
Alfresa Holdings Corp.	100	1,861
Amada Holdings Co. Ltd.	600	4,703
Asahi Group Holdings Ltd.	500	16,222
Asahi Intecc Co. Ltd.	100	2,473
Asahi Kasei Corp.	1,600	11,211
Astellas Pharma, Inc.	1,100	16,948
Bandai Namco Holdings, Inc.	200	9,701
Bridgestone Corp.	200	6,122
Canon, Inc.	400	8,692
Central Japan Railway Co.	100	16,027
Chubu Electric Power Co., Inc.	700	9,879
Chugai Pharmaceutical Co. Ltd.	100	11,570
Dai Nippon Printing Co. Ltd.	100	2,125
Daicel Corp.	600	4,365
Dai-ichi Life Holdings, Inc.	600	7,125
Daiichi Sankyo Co. Ltd.	500	34,338
Daikin Industries Ltd.	200	24,143
Daiwa House Industry Co. Ltd.	700	17,295
Daiwa House REIT Investment Corp., REIT	1	2,451
Denso Corp.	500	15,977
Dentsu Group, Inc.	200	3,864
East Japan Railway Co.	200	15,134
Eisai Co. Ltd.	100	7,315
Electric Power Development Co. Ltd.	500	10,021
FANUC Corp.	100	13,363
FUJIFILM Holdings Corp.	400	19,712
Fujitsu Ltd.	200	18,014
Fukuoka Financial Group, Inc.	500	6,596
Hankyu Hanshin Holdings, Inc.	100	3,360
Hino Motors Ltd.	500	2,667
Hitachi Ltd.	900	25,854
Honda Motor Co. Ltd.	1,400	31,327
Hoya Corp.	300	25,509
Idemitsu Kosan Co. Ltd.	100	2,282
Inpex Corp.	200	1,122

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
ITOCHU Corp.	1,300	26,903
J Front Retailing Co. Ltd.	700	5,777
Japan Airlines Co. Ltd.	400	7,351
Japan Exchange Group, Inc.	300	5,265
Japan Post Holdings Co. Ltd.	300	2,347
Japan Prime Realty Investment Corp., REIT	1	3,021
Japan Real Estate Investment Corp., REIT	1	5,878
Japan Retail Fund Investment Corp., REIT	2	2,274
Japan Tobacco, Inc.	800	14,797
JFE Holdings, Inc.	100	648
JTEKT Corp.	200	1,351
JXTG Holdings, Inc.	3,900	13,289
Kajima Corp.	900	9,199
Kansai Paint Co. Ltd.	100	1,897
Kao Corp.	500	40,734
KDDI Corp.	900	26,585
Keikyu Corp.	100	1,682
Keyence Corp.	600	192,908
Kintetsu Group Holdings Co. Ltd.	100	4,628
Kirin Holdings Co. Ltd.	700	13,825
Komatsu Ltd.	800	12,947
Konami Holdings Corp.	300	9,202
Kubota Corp.	1,200	15,263
Kuraray Co. Ltd.	700	7,043
Kurita Water Industries Ltd.	100	2,294
Kyocera Corp.	200	11,802
Kyowa Kirin Co. Ltd.	600	13,410
M3, Inc.	400	11,799
Marui Group Co. Ltd.	500	8,364
MINEBEA MITSUMI, Inc.	400	5,908
MISUMI Group, Inc.	100	2,163
Mitsubishi Corp.	1,300	27,498
Mitsubishi Electric Corp.	1,000	12,216
Mitsubishi Estate Co. Ltd.	1,000	14,769
Mitsubishi UFJ Financial Group, Inc.	9,600	35,919
Mitsui & Co. Ltd.	1,000	13,884
Mitsui Chemicals, Inc.	600	11,293
Mitsui Fudosan Co. Ltd.	1,000	17,315
Mizuho Financial Group, Inc.	9,100	10,440
MS&AD Insurance Group Holdings, Inc.	200	5,580
Murata Manufacturing Co. Ltd.	500	24,857
Nabtesco Corp.	400	9,150
Nexon Co. Ltd.	300	4,902
NGK Spark Plug Co. Ltd.	400	5,607
NH Foods Ltd.	100	3,480
Nidec Corp.	400	20,614
Nintendo Co. Ltd.	100	38,865
Nippon Building Fund, Inc., REIT	1	6,727
Nippon Express Co. Ltd.	100	4,878
Nippon Prologis REIT, Inc., REIT	1	2,516
Nippon Steel Corp.	800	6,819
Nippon Telegraph & Telephone Corp.	4,900	117,191
Nippon Yusen KK	300	3,544
Nissan Motor Co. Ltd.	1,500	5,019
Nissin Foods Holdings Co. Ltd.	100	8,299
Nitori Holdings Co. Ltd.	100	13,514
Nitto Denko Corp.	100	4,442
Nomura Holdings, Inc.	1,000	4,220
Nomura Real Estate Master Fund, Inc., REIT	2	2,544
Nomura Research Institute Ltd.	600	12,674
NTT DOCOMO, Inc.	1,200	37,528
Oji Holdings Corp.	400	2,126
Olympus Corp.	700	10,091
Ono Pharmaceutical Co. Ltd.	600	13,788
Oriental Land Co. Ltd.	100	12,766
ORIX Corp.	1,300	15,510
Orix JREIT, Inc., REIT	1	1,315
Otsuka Corp.	300	12,789
Otsuka Holdings Co. Ltd.	500	19,509
Pan Pacific International Holdings Corp.	100	1,894
Panasonic Corp.	900	6,813
Rakuten, Inc.	300	2,262
Recruit Holdings Co. Ltd.	900	23,248
Renesas Electronics Corp. *	400	1,423
Resona Holdings, Inc.	2,800	8,395
Rohm Co. Ltd.	100	5,428
Ryohin Keikaku Co. Ltd.	300	3,336
Santen Pharmaceutical Co. Ltd.	200	3,432
SBI Holdings, Inc.	300	4,371
Secom Co. Ltd.	100	8,271
Sega Sammy Holdings, Inc.	400	4,853
Seibu Holdings, Inc.	700	7,716
Sekisui House Ltd.	200	3,298
Seven & i Holdings Co. Ltd.	600	19,815
Shimadzu Corp.	200	5,220
Shin-Etsu Chemical Co. Ltd.	300	29,486
Shionogi & Co. Ltd.	100	4,926
Shiseido Co. Ltd.	400	23,509
SMC Corp.	400	167,698
Softbank Corp.	600	7,643
SoftBank Group Corp.	1,000	35,402
Sompo Holdings, Inc.	100	3,082
Sony Corp.	3,000	177,701
Square Enix Holdings Co. Ltd.	100	4,468
Stanley Electric Co. Ltd.	100	1,963
Subaru Corp.	100	1,912
Sumitomo Electric Industries Ltd.	800	8,358
Sumitomo Metal Mining Co. Ltd.	100	2,044
Sumitomo Mitsui Financial Group, Inc.	1,100	26,723
Sumitomo Mitsui Trust Holdings, Inc.	300	8,619
Sumitomo Realty & Development Co. Ltd.	300	7,325
Suntory Beverage & Food Ltd.	100	3,779
Suzuken Co. Ltd.	100	3,633
Suzuki Motor Corp.	400	9,525
T&D Holdings, Inc.	1,100	8,917
Taiheiyo Cement Corp.	300	5,110
Taisei Corp.	300	9,149

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
Takeda Pharmaceutical Co. Ltd.	900	27,403
Terumo Corp.	600	20,557
Tohoku Electric Power Co., Inc.	400	3,845
Tokio Marine Holdings, Inc.	2,300	105,236
Tokyo Electric Power Co. Holdings, Inc. *	400	1,392
Tokyo Electron Ltd.	100	18,637
Tokyo Gas Co. Ltd.	500	11,782
Tokyu Corp.	800	12,572
Toppan Printing Co. Ltd.	200	3,054
Toray Industries, Inc.	400	1,731
Toshiba Corp.	300	6,576
Toyota Motor Corp.	3,300	198,874
Toyota Tsusho Corp.	100	2,336
Unicharm Corp.	100	3,743
United Urban Investment Corp., REIT	2	2,001
Yamato Holdings Co. Ltd.	200	3,124
Yaskawa Electric Corp.	100	2,719
Z Holdings Corp.	2,300	7,333

		2,557,782

Macau — 0.0% (c)
Galaxy Entertainment Group Ltd.	2,000	10,534
Sands China Ltd.	2,000	7,276
Wynn Macau Ltd.	800	1,200

		19,010

Mexico — 0.0% (c)
Grupo Financiero Banorte SAB de CV, Class O	11,638	31,888

Netherlands — 1.0%
Akzo Nobel NV	591	38,869
ASML Holding NV	1,392	366,952
Heineken NV	424	35,982
ING Groep NV	6,232	31,933
Koninklijke Ahold Delhaize NV	1,694	39,465
Koninklijke Philips NV	573	23,526
NN Group NV	666	18,099
NXP Semiconductors NV	208	17,250
Randstad NV*	322	11,364
Royal Dutch Shell plc, Class A	8,165	141,589
Royal Dutch Shell plc, Class A	3,265	56,725
Royal Dutch Shell plc, Class B	2,031	34,068
Wolters Kluwer NV	480	33,976

		849,798

New Zealand — 0.0% (c)
Auckland International Airport Ltd.	928	2,765
Fletcher Building Ltd.	827	1,721
Ryman Healthcare Ltd.	382	2,317
Spark New Zealand Ltd.	1,689	4,111

		10,914

Norway — 0.0% (c)
Telenor ASA	2,215	32,374

Peru — 0.1%
Credicorp Ltd.	364	52,078

Singapore — 0.1%
Ascendas, REIT	1,500	2,970
CapitaLand Ltd.	2,600	5,210
CapitaLand Mall Trust, REIT	1,300	1,630
ComfortDelGro Corp. Ltd.	900	958
DBS Group Holdings Ltd.	1,600	20,877
Genting Singapore Ltd.	2,600	1,260
Keppel Corp. Ltd.	1,400	5,207
Oversea-Chinese Banking Corp. Ltd.	3,300	19,995
Singapore Airlines Ltd.	400	1,624
Singapore Telecommunications Ltd.	7,600	13,549
United Overseas Bank Ltd.	300	4,116
Wilmar International Ltd.	1,800	4,071

		81,467

South Korea — 0.1%
Samsung Electronics Co. Ltd.	1,086	42,225

Spain — 0.3%
Banco Santander SA	10,421	24,790
Endesa SA	539	11,405
Iberdrola SA	10,445	102,163
Industria de Diseno Textil SA	2,695	69,837

		208,195

Sweden — 0.3%
Atlas Copco AB, Class A	2,238	74,423
Boliden AB	784	14,065
Lundin Petroleum AB	423	7,985
Sandvik AB	1,598	22,478
SKF AB, Class B	876	11,937
Svenska Handelsbanken AB, Class A *	16,619	137,059
Volvo AB, Class B	1,833	21,787

		289,734

Switzerland — 2.0%
ABB Ltd. (Registered)	757	13,157
Cie Financiere Richemont SA (Registered)	99	5,292
Credit Suisse Group AG (Registered) *	2,314	18,677
Givaudan SA (Registered)	2	6,154
LafargeHolcim Ltd. (Registered) *	3,649	133,165
Lonza Group AG (Registered) *	120	49,359
Nestle SA (Registered)	6,794	695,487
Novartis AG (Registered)	3,038	250,632
Roche Holding AG	1,091	351,021
SGS SA (Registered)	25	57,662
UBS Group AG (Registered) *	1,404	12,869
Zurich Insurance Group AG	233	81,854

		1,675,329

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,862	327,935

United Kingdom — 2.7%
3i Group plc	2,866	27,770
AstraZeneca plc	623	55,509
Barclays plc	16,149	18,352
Beazley plc	4,647	22,416
BP plc	28,518	116,951

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
British American Tobacco plc	1,486	50,621
Burberry Group plc	5,521	89,742
CK Hutchison Holdings Ltd.	2,552	17,009
Compass Group plc	1,036	16,141
Diageo plc	9,294	294,708
GlaxoSmithKline plc	11,473	215,281
HSBC Holdings plc	9,914	55,655
InterContinental Hotels Group plc	2,125	90,404
Intertek Group plc	371	21,676
Legal & General Group plc	46,512	109,894
Linde plc	675	117,071
Linde plc	211	36,503
Lloyds Banking Group plc	19,551	7,643
London Stock Exchange Group plc	1,342	120,050
M&G plc *	7,291	10,142
Persimmon plc	3,908	92,380
Prudential plc	2,856	35,785
Reckitt Benckiser Group plc	442	33,670
RELX plc	2,251	48,042
RELX plc	5,299	113,291
Smith & Nephew plc	6,483	114,208
SSE plc	1,833	29,455
St James’s Place plc	1,797	16,780
Standard Chartered plc	5,507	30,447
Taylor Wimpey plc	16,873	24,279
Tesco plc	11,930	33,691
Unilever NV	3,647	179,255
Unilever plc	813	41,000
Vodafone Group plc	10,314	14,269

		2,300,090

United States — 22.4%
AbbVie, Inc.	1,802	137,294
Acadia Healthcare Co., Inc. * (a)	858	15,744
Advanced Micro Devices, Inc. *	2,194	99,783
AdvanSix, Inc. *	790	7,537
Air Products & Chemicals, Inc.	187	37,327
Alexion Pharmaceuticals, Inc. *	628	56,388
Alleghany Corp.	57	31,484
Allergan plc	418	74,028
Alphabet, Inc., Class A *	50	58,097
Alphabet, Inc., Class C * (d)	509	591,870
Altice USA, Inc., Class A *	99	2,207
Amazon.com, Inc. * (d)	406	791,586
American Electric Power Co., Inc.	1,436	114,851
American Express Co.	787	67,375
American Homes 4 Rent, Class A, REIT	1,781	41,319
American International Group, Inc.	1,565	37,951
AmerisourceBergen Corp.	581	51,419
AMETEK, Inc.	690	49,694
Amgen, Inc.	571	115,759
Amphenol Corp., Class A	474	34,545
Analog Devices, Inc.	678	60,783
Apple, Inc. (d)	1,771	450,348
Arista Networks, Inc. *	150	30,382
Arrow Electronics, Inc. *	638	33,093
Automatic Data Processing, Inc.	492	67,247
AutoZone, Inc. *	93	78,678
AvalonBay Communities, Inc., REIT	130	19,132
Avery Dennison Corp.	465	47,370
Ball Corp.	2,080	134,493
Bank of America Corp.	11,078	235,186
Berkshire Hathaway, Inc., Class B *	925	169,118
Best Buy Co., Inc.	654	37,278
BlackRock, Inc.	433	190,507
Booking Holdings, Inc. *	66	88,791
Booz Allen Hamilton Holding Corp.	983	67,473
Boston Scientific Corp. *	3,286	107,222
Brinker International, Inc.	1,095	13,151
Bristol-Myers Squibb Co.	4,518	251,833
Brixmor Property Group, Inc., REIT	2,863	27,199
Cabot Oil & Gas Corp.	2,195	37,732
Campbell Soup Co.	227	10,478
Capital One Financial Corp.	1,899	95,748
Carlisle Cos., Inc. (d)	322	40,340
Catalent, Inc. *	963	50,028
CBRE Group, Inc., Class A *	2,598	97,971
Charles Schwab Corp. (The)	4,591	154,349
Charter Communications, Inc., Class A *	455	198,521
Chevron Corp.	3,281	237,741
Chubb Ltd.	503	56,180
Cigna Corp.	1,636	289,866
Cisco Systems, Inc.	1,620	63,682
Citigroup, Inc.	4,021	169,365
Citizens Financial Group, Inc.	2,764	51,991
Coca-Cola Co. (The)	3,776	167,088
Columbia Sportswear Co.	508	35,443
Comcast Corp., Class A	3,863	132,810
CommScope Holding Co., Inc. *	4,093	37,287
ConocoPhillips	2,484	76,507
Copart, Inc. *	592	40,564
Coty, Inc., Class A	3,657	18,870
Delta Air Lines, Inc.	2,150	61,340
DexCom, Inc. *	227	61,124
Diamondback Energy, Inc. (a)	930	24,366
Discovery, Inc., Class A * (a)	2,320	45,101
Discovery, Inc., Class C *	1,540	27,012
DISH Network Corp., Class A *	1,853	37,041
Dover Corp.	776	65,137
Duke Energy Corp.	585	47,315
East West Bancorp, Inc.	562	14,466
EastGroup Properties, Inc., REIT	211	22,045
Edison International	703	38,517
Eli Lilly & Co.	796	110,421
Energizer Holdings, Inc.	1,427	43,167
Enphase Energy, Inc. * (a)	856	27,640
Entegris, Inc.	812	36,353
Entercom Communications Corp., Class A (d)	6,544	11,190
Entergy Corp.	411	38,622
EQT Corp. (a)	3,664	25,904
Equifax, Inc.	159	18,993
Equitrans Midstream Corp. (a)	3,913	19,682
Exact Sciences Corp. *	570	33,060
Exelixis, Inc. * (a)	2,042	35,163

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
Facebook, Inc., Class A *	339	56,545
Federal Realty Investment Trust, REIT	436	32,530
Ferguson plc	1,408	87,060
Fidelity National Information Services, Inc.	553	67,267
Fifth Third Bancorp	1,736	25,780
First Republic Bank	1,045	85,983
Fiserv, Inc. *	1,699	161,388
Fortune Brands Home & Security, Inc.	1,021	44,158
FTI Consulting, Inc. *	496	59,406
Gap, Inc. (The)	2,043	14,383
Garmin Ltd.	748	56,070
Generac Holdings, Inc. *	707	65,871
General Dynamics Corp.	226	29,902
Global Payments, Inc.	732	105,576
Graphic Packaging Holding Co.	3,810	46,482
Hartford Financial Services Group, Inc. (The)	1,312	46,235
HCA Healthcare, Inc.	354	31,807
Hewlett Packard Enterprise Co.	1,398	13,575
Hilton Worldwide Holdings, Inc.	207	14,126
Home Depot, Inc. (The)	1,729	322,822
Honeywell International, Inc.	1,617	216,338
IHS Markit Ltd.	742	44,520
Illinois Tool Works, Inc.	395	56,137
Illumina, Inc. *	164	44,792
Ingersoll Rand, Inc. *	1,066	26,437
Intercept Pharmaceuticals, Inc. *	248	15,614
Intercontinental Exchange, Inc.	1,776	143,412
Intuit, Inc.	474	109,020
Intuitive Surgical, Inc. *	91	45,064
Invesco Ltd.	1,555	14,119
ITT, Inc.	100	4,536
James Hardie Industries plc, CHDI	359	4,168
Jazz Pharmaceuticals plc *	372	37,103
Johnson & Johnson	1,034	135,588
Keurig Dr Pepper, Inc. (a)	1,314	31,891
KeyCorp	4,698	48,718
Keysight Technologies, Inc. *	618	51,714
Kimco Realty Corp., REIT	2,294	22,183
Kinder Morgan, Inc.	3,979	55,388
Kohl’s Corp.	1,478	21,564
Lam Research Corp.	256	61,440
Las Vegas Sands Corp.	559	23,741
Loews Corp. (d)	3,598	125,318
Lululemon Athletica, Inc. *	189	35,825
Lyft, Inc., Class A * (a)	2,407	64,628
M&T Bank Corp.	805	83,261
Marathon Petroleum Corp.	1,748	41,288
Marsh & McLennan Cos., Inc.	506	43,749
Martin Marietta Materials, Inc.	420	79,477
Mastercard, Inc., Class A (d)	1,316	317,893
McKesson Corp.	831	112,401
Medallia, Inc. * (a)	1,153	23,106
Medtronic plc	659	59,429
Merck & Co., Inc.	1,284	98,791
Mettler-Toledo International, Inc. *	24	16,572
Microchip Technology, Inc.	272	18,442
Microsoft Corp. (d)	5,570	878,445
Mid-America Apartment Communities, Inc., REIT	557	57,388
Middleby Corp. (The) * (a)	467	26,563
Mondelez International, Inc., Class A	627	31,400
MongoDB, Inc. *	148	20,208
Morgan Stanley	6,022	204,748
Murphy USA, Inc. *	469	39,565
Nasdaq, Inc.	489	46,431
National Vision Holdings, Inc. *	884	17,167
Netflix, Inc. *	520	195,260
New York Times Co. (The), Class A	1,222	37,528
Newell Brands, Inc.	2,057	27,317
Nexstar Media Group, Inc., Class A (a)	659	38,044
NextEra Energy, Inc.	1,140	274,307
Nordson Corp.	314	42,412
Nordstrom, Inc.	1,469	22,534
Norfolk Southern Corp.	800	116,800
Northern Trust Corp.	626	47,238
NVIDIA Corp.	912	240,403
Old Dominion Freight Line, Inc.	441	57,886
O’Reilly Automotive, Inc. *	554	166,782
Outfront Media, Inc., REIT	2,364	31,867
Packaging Corp. of America	661	57,395
PayPal Holdings, Inc. *	1,088	104,165
PBF Energy, Inc., Class A	1,551	10,981
Pfizer, Inc.	3,831	125,044
Philip Morris International, Inc.	957	69,823
Phillips 66	804	43,135
Pioneer Natural Resources Co.	386	27,078
PNC Financial Services Group, Inc. (The)	1,330	127,308
Post Holdings, Inc. *	725	60,153
Procter & Gamble Co. (The)	1,975	217,250
Progressive Corp. (The)	2,176	160,676
Prologis, Inc., REIT	1,568	126,020
Prudential Financial, Inc.	322	16,789
Public Storage, REIT	467	92,751
QUALCOMM, Inc.	1,588	107,428
Rayonier, Inc., REIT	2,106	49,596
Regeneron Pharmaceuticals, Inc. *	229	111,818
RingCentral, Inc., Class A *	172	36,449
Ross Stores, Inc.	899	78,186
S&P Global, Inc.	285	69,839
Sage Therapeutics, Inc. *	217	6,232
salesforce.com, Inc. *	1,309	188,470
ServiceNow, Inc. *	212	60,755
Sherwin-Williams Co. (The)	125	57,440
Slack Technologies, Inc., Class A * (a)	516	13,849
Southwest Airlines Co.	823	29,307
Splunk, Inc. *	221	27,897
Spotify Technology SA *	363	44,083
Stanley Black & Decker, Inc.	1,089	108,900
Synopsys, Inc. *	363	46,751
T. Rowe Price Group, Inc.	883	86,225

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares		Value ($)
Take-Two Interactive Software, Inc. *		605	71,759
Teladoc Health, Inc. * (a)		545	84,480
Tesla, Inc. * (a)		425	222,700
Texas Instruments, Inc. (d)		1,861	185,970
TherapeuticsMD, Inc. * (a)		3,427	3,633
Thermo Fisher Scientific, Inc.		258	73,169
Tractor Supply Co.		527	44,558
Trade Desk, Inc. (The), Class A *		260	50,180
Trane Technologies plc		632	52,197
Travelers Cos., Inc. (The)		1,049	104,218
Truist Financial Corp.		2,312	71,302
Twilio, Inc., Class A *		19	1,700
Uber Technologies, Inc. *		1,392	38,865
Union Pacific Corp.		483	68,122
United Technologies Corp.		753	71,030
UnitedHealth Group, Inc. (d)		2,502	623,949
US Bancorp		1,836	63,250
Veeva Systems, Inc., Class A *		176	27,521
Verizon Communications, Inc.		2,444	131,316
Vertex Pharmaceuticals, Inc. *		337	80,189
ViacomCBS, Inc.		1,714	24,013
Visa, Inc., Class A		104	16,756
Vulcan Materials Co.		406	43,876
Walgreens Boots Alliance, Inc.		1,579	72,239
Waste Connections, Inc.		925	71,688
Wells Fargo & Co.		3,874	111,184
Westrock Co.		1,520	42,955
Weyerhaeuser Co., REIT		1,386	23,493
Williams Cos., Inc. (The) (a)		3,912	55,355
Workday, Inc., Class A * (a)		231	30,081
Xcel Energy, Inc.		3,587	216,296
Xilinx, Inc.		359	27,980
Zebra Technologies Corp., Class A *		325	59,670
Zimmer Biomet Holdings, Inc.		895	90,467
Zscaler, Inc. *		621	37,794

			19,108,436

TOTAL COMMON STOCKS (Cost $34,455,577)			34,511,762

	Principal Amount ($)
FOREIGN GOVERNMENT SECURITIES — 13.8%
Australia — 0.3%
Commonwealth of Australia
2.00%, 12/21/2021 (b)	AUD	37,000	23,449
2.75%, 4/21/2024 (b)	AUD	20,000	13,498
3.25%, 4/21/2025 (b)	AUD	12,000	8,423
4.75%, 4/21/2027 (b)	AUD	39,000	30,960
2.25%, 5/21/2028 (b)	AUD	115,000	79,612
2.75%, 11/21/2029 (b)	AUD	57,000	41,603
3.75%, 4/21/2037 (b)	AUD	41,000	34,473
2.75%, 5/21/2041 (b)	AUD	1,000	748
3.00%, 3/21/2047 (b)	AUD	21,000	16,767

			249,533

Belgium — 0.2%
Kingdom of Belgium
0.50%, 10/22/2024 (b)	EUR	32,000	36,530
3.00%, 6/22/2034 (b)	EUR	31,000	46,936
1.90%, 6/22/2038 (b)	EUR	64,000	87,321
1.60%, 6/22/2047 (b)	EUR	8,000	10,641
1.70%, 6/22/2050 (b)	EUR	11,000	14,981
2.15%, 6/22/2066 (b)	EUR	8,000	12,733

			209,142

Canada — 0.2%
Canada Government Bond
1.00%, 9/1/2022	CAD	42,000	30,214
1.75%, 3/1/2023	CAD	36,000	26,494
1.50%, 9/1/2024	CAD	2,000	1,477
1.25%, 3/1/2025	CAD	28,000	20,517
1.00%, 6/1/2027	CAD	36,000	26,176
2.25%, 6/1/2029	CAD	16,000	12,905
5.00%, 6/1/2037	CAD	8,000	9,084
3.50%, 12/1/2045	CAD	22,000	23,043
2.75%, 12/1/2048	CAD	28,000	26,621
2.75%, 12/1/2064	CAD	3,000	3,166

			179,697

China — 0.3%
China Development Bank
0.88%, 1/24/2024 (b)	EUR	100,000	111,979
Export-Import Bank of China (The)
0.75%, 5/28/2023 (b)	EUR	100,000	112,461

			224,440

Denmark — 0.1%
Kingdom of Denmark
3.00%, 11/15/2021	DKK	42,000	6,554
1.50%, 11/15/2023	DKK	36,000	5,701
1.75%, 11/15/2025	DKK	28,000	4,640
0.50%, 11/15/2027	DKK	111,000	17,414
0.50%, 11/15/2029 (b)	DKK	34,000	5,349
4.50%, 11/15/2039	DKK	118,000	32,373

			72,031

France — 1.2%
French Republic
0.00%, 3/25/2024 (b)	EUR	28,000	31,428
1.75%, 11/25/2024 (b)	EUR	139,500	169,283
0.25%, 11/25/2026 (b)	EUR	152,000	172,683
0.10%, 3/1/2029 (b)	EUR	31,995	37,318
0.50%, 5/25/2029 (b)	EUR	94,500	109,419
1.50%, 5/25/2031 (b)	EUR	12,000	15,320
1.25%, 5/25/2034 (b)	EUR	104,030	130,069
4.75%, 4/25/2035 (b)	EUR	23,500	42,919
1.75%, 6/25/2039 (b)	EUR	30,000	40,668
3.25%, 5/25/2045 (b)	EUR	68,000	119,498
2.00%, 5/25/2048 (b)	EUR	17,000	24,658
1.50%, 5/25/2050 (b)	EUR	33,000	43,322
4.00%, 4/25/2055 (b)	EUR	12,000	26,003
4.00%, 4/25/2060 (b)	EUR	2,000	4,541
1.75%, 5/25/2066 (b)	EUR	31,000	45,456

			1,012,585

Germany — 1.0%
Bundesrepublik Deutschland
1.00%, 8/15/2024 (b)	EUR	136,750	162,110
0.00%, 8/15/2029 (b)	EUR	289,250	333,987
4.00%, 1/4/2037 (b)	EUR	49,000	93,236
3.25%, 7/4/2042 (b)	EUR	36,000	69,777

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)		Value ($)
2.50%, 8/15/2046 (b)	EUR	74,000	136,036
0.00%, 8/15/2050 (b)	EUR	41,000	44,853

			839,999

Indonesia — 0.1%
Republic of Indonesia
2.15%, 7/18/2024 (b)	EUR	100,000	107,602

Italy — 2.6%
Buoni Poliennali del Tesoro
0.70%, 5/1/2020	EUR	290,000	319,985
4.00%, 9/1/2020	EUR	360,000	403,333
0.20%, 10/15/2020	EUR	240,000	264,761
5.00%, 3/1/2022	EUR	6,000	7,195
1.35%, 4/15/2022	EUR	33,000	37,046
1.45%, 9/15/2022	EUR	41,000	46,239
0.05%, 1/15/2023 (b)	EUR	57,000	62,011
0.95%, 3/15/2023	EUR	20,000	22,318
2.45%, 10/1/2023 (b)	EUR	19,000	22,240
1.85%, 5/15/2024	EUR	29,000	33,353
2.50%, 12/1/2024	EUR	46,000	54,402
0.35%, 2/1/2025 (b)	EUR	74,000	79,418
1.45%, 5/15/2025 (b)	EUR	59,000	66,600
1.60%, 6/1/2026	EUR	109,000	123,848
2.80%, 12/1/2028 (b)	EUR	112,000	137,621
3.00%, 8/1/2029 (b)	EUR	55,000	68,748
1.35%, 4/1/2030 (b)	EUR	67,000	72,749
0.40%, 5/15/2030 (b)	EUR	30,160	30,532
1.65%, 3/1/2032 (b)	EUR	67,000	73,916
2.45%, 9/1/2033 (b)	EUR	33,000	39,260
2.25%, 9/1/2036 (b)	EUR	48,000	54,962
4.00%, 2/1/2037 (b)	EUR	19,000	26,615
4.75%, 9/1/2044 (b)	EUR	19,000	30,235
3.45%, 3/1/2048 (b)	EUR	30,000	39,992
3.85%, 9/1/2049 (b)	EUR	47,000	67,197
2.80%, 3/1/2067 (b)	EUR	13,000	15,089

			2,199,665

Japan — 4.9%
Japan Finance Organization for Municipalities
0.88%, 9/22/2021 (b)	EUR	100,000	111,989
Japan Government Bond
0.10%, 9/20/2021	JPY	50,200,000	468,456
0.10%, 9/20/2022	JPY	11,100,000	103,851
0.10%, 12/20/2022	JPY	17,150,000	160,539
0.60%, 12/20/2023	JPY	40,600,000	387,668
0.10%, 9/20/2024	JPY	12,900,000	121,109
0.10%, 12/20/2024	JPY	17,400,000	163,426
2.10%, 12/20/2026	JPY	18,550,000	198,322
0.10%, 6/20/2029	JPY	3,900,000	36,686
0.10%, 9/20/2029	JPY	15,750,000	147,906
0.10%, 12/20/2029	JPY	27,250,000	255,470
1.70%, 12/20/2032	JPY	11,800,000	130,430
1.80%, 12/20/2032	JPY	13,000,000	145,197
1.50%, 3/20/2034	JPY	42,450,000	462,688
0.70%, 3/20/2037	JPY	17,750,000	175,765
0.60%, 12/20/2037	JPY	49,950,000	487,413
2.50%, 3/20/2038	JPY	4,150,000	53,296
0.30%, 12/20/2039	JPY	2,250,000	20,898
1.70%, 9/20/2044	JPY	50,000	609
1.40%, 12/20/2045	JPY	10,400,000	120,566
0.80%, 3/20/2047	JPY	8,750,000	89,470
0.80%, 12/20/2047	JPY	7,400,000	75,782
0.40%, 9/20/2049	JPY	900,000	8,332
0.40%, 12/20/2049	JPY	7,900,000	73,235
0.90%, 3/20/2057	JPY	19,350,000	208,455

			4,207,558

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
0.75%, 7/9/2027 (e)	EUR	100,000	104,224
Spain — 1.2%
Bonos and Obligaciones del Estado
0.05%, 1/31/2021	EUR	4,000	4,421
0.40%, 4/30/2022	EUR	27,000	30,133
0.45%, 10/31/2022	EUR	80,000	89,381
3.80%, 4/30/2024 (b)	EUR	13,000	16,460
0.25%, 7/30/2024 (b)	EUR	4,000	4,424
2.75%, 10/31/2024 (b)	EUR	194,000	238,733
1.60%, 4/30/2025 (b)	EUR	98,000	115,494
1.45%, 10/31/2027 (b)	EUR	72,000	84,833
1.40%, 4/30/2028 (b)	EUR	24,000	28,266
1.40%, 7/30/2028 (b)	EUR	15,000	17,673
1.45%, 4/30/2029 (b)	EUR	45,000	53,291
0.60%, 10/31/2029 (b)	EUR	47,000	51,633
0.50%, 4/30/2030 (b)	EUR	106,000	114,759
2.35%, 7/30/2033 (b)	EUR	15,000	19,514
1.85%, 7/30/2035 (b)	EUR	9,000	11,050
4.20%, 1/31/2037 (b)	EUR	31,000	50,577
2.70%, 10/31/2048 (b)	EUR	75,000	105,103
3.45%, 7/30/2066 (b)	EUR	8,000	13,512

			1,049,257

Sweden — 0.1%
Kingdom of Sweden
5.00%, 12/1/2020	SEK	55,000	5,757
3.50%, 6/1/2022	SEK	35,000	3,840
2.50%, 5/12/2025	SEK	90,000	10,436
0.75%, 11/12/2029 (b)	SEK	120,000	13,172
2.25%, 6/1/2032 (b)	SEK	15,000	1,917
3.50%, 3/30/2039	SEK	45,000	7,302

			42,424

United Kingdom — 1.5%
United Kingdom of Great Britain and Northern Ireland
4.00%, 3/7/2022 (b)	GBP	34,000	45,385
1.75%, 9/7/2022 (b)	GBP	46,000	59,346
0.75%, 7/22/2023 (b)	GBP	52,000	65,868
5.00%, 3/7/2025 (b)	GBP	6,000	9,207
0.63%, 6/7/2025 (b)	GBP	23,000	29,188
2.00%, 9/7/2025 (b)	GBP	18,000	24,614
1.25%, 7/22/2027 (b)	GBP	7,000	9,370
4.25%, 12/7/2027 (b)	GBP	48,000	77,945
0.88%, 10/22/2029 (b)	GBP	111,000	145,355
4.50%, 9/7/2034 (b)	GBP	11,000	21,044
4.25%, 3/7/2036 (b)	GBP	20,000	38,320
1.75%, 9/7/2037 (b)	GBP	27,000	39,099
4.75%, 12/7/2038 (b)	GBP	64,000	135,640
3.25%, 1/22/2044 (b)	GBP	16,000	30,219
3.50%, 1/22/2045 (b)	GBP	16,000	31,756
4.25%, 12/7/2046 (b)	GBP	61,000	137,949

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)		Value ($)
1.50%, 7/22/2047 (b)	GBP	43,000	62,323
1.75%, 1/22/2049 (b)	GBP	59,000	90,798
4.25%, 12/7/2055 (b)	GBP	15,500	40,423
1.75%, 7/22/2057 (b)	GBP	23,600	39,072
2.50%, 7/22/2065 (b)	GBP	54,660	115,813
3.50%, 7/22/2068 (b)	GBP	12,000	32,281

			1,281,015

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $11,747,966)			11,779,172

	Shares
INVESTMENT COMPANIES — 10.9%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (f)		203,225	5,174,109
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (f)		242,074	1,670,312
JPMorgan High Yield Fund Class R6 Shares (f)		399,358	2,480,012

TOTAL INVESTMENT COMPANIES (Cost $9,806,982)			9,324,433

	Principal Amount ($)
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.1%
United States — 5.1%
American Home Mortgage Investment Trust Series 2005-1, Class 6A, 3.67%, 6/25/2045 (g)		25,523	24,244
Angel Oak Mortgage Trust I LLC Series 2018-2, Class A1, 3.67%, 7/27/2048 (e) (g)		101,802	97,111
Banc of America Funding Trust Series 2006-A, Class 1A1, 4.37%, 2/20/2036 (g)		16,698	14,239
Banc of America Mortgage Trust Series 2005-A, Class 2A2, 3.68%, 2/25/2035 (g)		18,576	16,645
Bear Stearns ALT-A Trust Series 2005-4, Class 23A2, 3.88%, 5/25/2035 (g)		35,026	31,421
COLT Mortgage Loan Trust
Series 2018-2, Class A1, 3.47%, 7/27/2048 (e) (g)		28,078	27,681
Series 2019-1, Class A1, 3.71%, 3/25/2049 (e) (g)		128,883	127,744
Connecticut Avenue Securities Trust Series 2019-R06, Class 2M2, 3.05%, 9/25/2039 ‡ (e) (g)		150,000	115,970
Deephave Residential Mortgage Trust Series 2019-2A, Class M1, 3.92%, 4/25/2059 ‡ (e) (g)		175,000	164,868
Deephaven Residential Mortgage Trust
Series 2019-4A, Class B1, 3.99%, 10/25/2059 ‡ (e) (g)		140,000	119,728
Series 2020-1, Class A3, 2.65%, 1/25/2060 (e) (g)		400,000	386,265
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 1.70%, 10/25/2047 (g)		247,602	197,293
FNMA, Connecticut Avenue Securities
Series 2014-C04, Class 2M2, 5.95%, 11/25/2024 (g)		57,072	55,025
Series 2017-C07, Class 2M2, 3.45%, 5/25/2030 (g)		471,043	406,458
Series 2018-C02, Class 2M2, 3.15%, 8/25/2030 (g)		461,086	380,935
Series 2018-C04, Class 2M2, 3.50%, 12/25/2030 (g)		318,032	260,681
GCAT Trust Series 2019-NQM2, Class A3, 3.16%, 9/25/2059 (e) (h)		263,785	257,602
GSR Mortgage Loan Trust Series 2005-AR3, Class 1A1, 1.39%, 5/25/2035 (g)		66,507	53,998
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048 (e) (g)		79,848	77,112
Series 2019-1, Class M1, 3.95%, 1/25/2059 ‡ (e) (g)		250,000	229,732
Impac CMB Trust Series 2004-7, Class 1A2, 1.87%, 11/25/2034 (g)		70,315	64,635
JP Morgan Mortgage Trust Series 2005-A3, Class 4A1, 4.56%, 6/25/2035 (g)		8,939	8,769
Lehman Mortgage Trust Series 2005-3, Class 2A3, 5.50%, 1/25/2036		7,692	7,330
LHOME Mortgage Trust Series 2019-RTL1, Class A1, 4.58%, 10/25/2023 (e) (h)		100,000	94,442
Merrill Lynch Mortgage Investors Trust Series 2007-1, Class 4A3, 4.22%, 1/25/2037 (g)		15,838	13,552
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 4.58%, 7/25/2034 (g)		15,296	14,050
Series 2005-5AR, Class 1M1, 1.70%, 9/25/2035 ‡ (g)		65,208	64,508
New Residential Mortgage Loan Trust Series 2019-NQM4, Class M1, 2.99%, 9/25/2059 ‡ (e) (g)		300,000	238,227

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates Series 2005-5, Class 1APT, 1.23%, 12/25/2035 (g)	45,608	38,674
Residential Asset Securitization Trust Series 2004-A6, Class A1, 5.00%, 8/25/2019	826	824
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 3.03%, 10/25/2037 (g)	298,598	241,952
Toorak Mortgage Corp. Ltd.
Series 2019-1, Class A1, 4.46%, 3/25/2022 (e) (h)	120,000	105,850
Series 2019-2, Class A1, 3.72%, 9/25/2022 (h)	110,000	98,251
Verus Securitization Trust Series 2019-INV3, Class A2, 2.95%, 11/25/2059 (e) (g)	293,740	284,416
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 3.62%, 3/25/2035 (g)	15,237	13,836
Series 2005-AR5, Class A6, 4.34%, 5/25/2035 (g)	23,468	22,066
Series 2005-AR10, Class 1A3, 4.12%, 9/25/2035 (g)	23,783	22,459

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,934,541)		4,378,593

ASSET-BACKED SECURITIES — 4.3%
United States — 4.3%
ACC Trust Series 2019-1, Class B, 4.47%, 10/20/2022 (e)	100,000	100,111
Accredited Mortgage Loan Trust Series 2005-4, Class A2D, 1.27%, 12/25/2035 ‡ (g)	90,561	89,987
American Credit Acceptance Receivables Trust
Series 2018-3, Class D, 4.14%, 10/15/2024 (e)	32,000	31,045
Series 2018-4, Class D, 4.40%, 1/13/2025 (e)	100,000	90,741
Series 2019-1, Class E, 4.84%, 4/14/2025 (e)	100,000	77,896
Series 2019-2, Class D, 3.41%, 6/12/2025 (e)	20,000	17,205
Series 2019-3, Class D, 2.89%, 9/12/2025 (e)	61,000	57,347
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class C, 3.36%, 2/18/2025	15,000	15,090
Series 2019-1, Class D, 3.62%, 3/18/2025	20,000	19,905
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1997-1, Class A7, 7.61%, 3/25/2027 ‡	17,855	17,601
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE6, Class M2, 3.42%, 11/25/2033 ‡ (g)	63,099	60,332
Series 2004-HE3, Class M2, 2.63%, 6/25/2034 ‡ (g)	63,694	57,921
Series 2005-HE6, Class M3, 1.74%, 7/25/2035 ‡ (g)	20,444	20,414
Bear Stearns Asset-Backed Securities Trust
Series 2004-HE5, Class M2, 2.82%, 7/25/2034 ‡ (g)	11,854	11,388
Series 2003-2, Class M1, 2.75%, 3/25/2043 ‡ (g)	29,097	28,280
Conn’s Receivables Funding LLC
Series 2018-A, Class C, 6.02%, 1/15/2023 (e)	23,222	22,218
Series 2019-A, Class B, 4.36%, 10/16/2023 ‡ (e)	100,000	94,738
Series 2019-A, Class C, 5.29%, 10/16/2023 ‡ (e)	200,000	189,585
Countrywide Asset-Backed Certificates
Series 2004-2, Class M1, 1.70%, 5/25/2034 ‡ (g)	22,868	22,058
Series 2006-19, Class 2A2, 1.11%, 3/25/2037 ‡ (g)	65,309	62,456
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 1.77%, 3/25/2034 ‡ (g)	42,972	40,485
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M5, 3.27%, 5/25/2034 (g)	31,848	30,557
Series 2004-5, Class M3, 2.67%, 7/25/2034 ‡ (g)	56,496	54,287
Drive Auto Receivables Trust
Series 2018-4, Class D, 4.09%, 1/15/2026	35,000	35,059
Series 2018-5, Class D, 4.30%, 4/15/2026	35,000	34,593
Series 2019-1, Class D, 4.09%, 6/15/2026	65,000	64,396
Series 2019-3, Class D, 3.18%, 10/15/2026	70,000	67,306
Driven Brands Funding LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049 (e)	64,350	61,561
DT Auto Owner Trust
Series 2018-3A, Class D, 4.19%, 7/15/2024 (e)	80,000	68,360
Series 2019-1A, Class D, 3.87%, 11/15/2024 (e)	130,000	128,393
Series 2017-4A, Class E, 5.15%, 11/15/2024 (e)	110,000	110,209
Series 2019-1A, Class E, 4.94%, 2/17/2026 (e)	100,000	96,345
Series 2019-3A, Class E, 3.85%, 8/17/2026 (e)	100,000	94,312

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust
Series 2018-4A, Class C, 3.97%, 9/15/2023 (e)	55,000	52,912
Series 2018-2A, Class D, 4.04%, 3/15/2024 (e)	40,000	40,111
Series 2018-3A, Class E, 5.43%, 8/15/2024 (e)	10,000	9,515
Series 2018-4A, Class D, 4.35%, 9/16/2024 (e)	40,000	36,628
Series 2019-1A, Class C, 3.82%, 12/16/2024 (e)	50,000	48,205
Series 2019-1A, Class D, 4.13%, 12/16/2024 (e)	95,000	85,750
Series 2019-2A, Class D, 3.71%, 3/17/2025 (e)	20,000	16,978
Series 2018-4A, Class E, 5.38%, 7/15/2025 (e)	20,000	18,324
Series 2019-3A, Class D, 3.11%, 8/15/2025 (e)	35,000	34,166
Series 2019-1A, Class E, 5.20%, 1/15/2026 (e)	280,000	211,637
Series 2019-2A, Class E, 4.68%, 5/15/2026 (e)	420,000	268,170
First Franklin Mortgage Loan Trust Series 2004-FFH3, Class M1, 1.82%, 10/25/2034 ‡ (g)	54,355	53,809
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class A, 2.47%, 11/15/2023 (e)	33,461	31,295
Series 2019-4A, Class B, 2.78%, 9/16/2024 (e)	50,000	48,230
Series 2019-1A, Class C, 3.87%, 12/16/2024 (e)	30,000	29,597
Series 2019-4A, Class C, 3.06%, 8/15/2025 (e)	40,000	38,149
GLS Auto Receivables Trust Series 2018-3A, Class C, 4.18%, 7/15/2024 (e)	25,000	22,710
KREF Ltd. Series 2018-FL1, Class D, 3.35%, 6/15/2036 ‡ (e) (g)	100,000	67,679
Long Beach Mortgage Loan Trust
Series 2004-4, Class M1, 1.85%, 10/25/2034 ‡ (g)	70,815	64,353
Series 2004-6, Class A3, 2.25%, 11/25/2034 ‡ (g)	23,636	23,218
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-NC10, Class M1, 1.97%, 10/25/2033 ‡ (g)	36,400	34,369
Santander Drive Auto Receivables Trust
Series 2019-1, Class C, 3.42%, 4/15/2025	29,000	28,752
Series 2019-1, Class D, 3.65%, 4/15/2025	35,000	33,022
Saxon Asset Securities Trust Series 2003-3, Class M1, 1.92%, 12/25/2033 ‡ (g)	38,421	34,627
Structured Asset Investment Loan Trust Series 2003-BC11, Class M1, 1.92%, 10/25/2033 ‡ (g)	13,845	13,417
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1.12%, 1/25/2037 (g)	76,031	71,383
Series 2007-WF2, Class A1, 1.95%, 8/25/2037 ‡ (g)	35,678	34,039
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2006-3, Class A2, 1.10%, 1/25/2037 ‡ (g)	22,842	22,575
Westlake Automobile Receivables Trust
Series 2019-1A, Class C, 3.45%, 3/15/2024 (e)	85,000	78,606
Series 2019-1A, Class D, 3.67%, 3/15/2024 (e)	75,000	66,420
Series 2019-1A, Class E, 4.49%, 7/15/2024 (e)	60,000	49,924
TOTAL ASSET-BACKED SECURITIES (Cost $4,046,707)		3,640,751
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.9%
United States — 3.9%
Banc of America Commercial Mortgage Trust Series 2017-BNK3, Class D, 3.25%, 2/15/2050 ‡ (e)	100,000	68,994
BANK Series 2017-BNK7, Class B, 3.95%, 9/15/2060	25,000	23,597
BBCMS Mortgage Trust Series 2018-C2, Class C, 4.97%, 12/15/2051 ‡ (g)	25,000	20,258
Benchmark Mortgage Trust Series 2018-B1, Class D, 2.75%, 1/15/2051 ‡ (e)	125,000	78,720
BX Commercial Mortgage Trust Series 2020-BXLP, Class F, 2.70%, 12/15/2036 ‡ (e) (g)	100,000	85,983
BXMT Ltd. Series 2017-FL1, Class B, 2.30%, 6/15/2035 ‡ (e) (g)	100,000	91,217
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E, 2.85%, 12/15/2037 ‡ (e) (g)	100,000	91,863
Series 2019-LIFE, Class G, 3.95%, 12/15/2037 ‡ (e) (g)	100,000	79,986

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
CD Mortgage Trust
Series 2017-CD4, Class C, 4.35%, 5/10/2050 ‡ (g)	100,000	80,367
Series 2017-CD5, Class D, 3.35%, 8/15/2050 ‡ (e)	10,000	6,783
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.74%, 1/10/2036 ‡ (e) (g)	100,000	87,476
Series 2019-PRM, Class E, 4.89%, 5/10/2036 ‡ (e)	100,000	88,104
Series 2012-GC8, Class D, 4.88%, 9/10/2045 ‡ (e) (g)	100,000	90,768
Series 2015-P1, Class C, 4.36%, 9/15/2048 ‡ (g)	75,000	63,498
Series 2016-P6, Class D, 3.25%, 12/10/2049 ‡ (e)	20,000	14,886
Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (e)	23,000	15,676
Series 2017-P7, Class B, 4.14%, 4/14/2050 ‡ (g)	15,000	14,163
Commercial Mortgage Trust
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 ‡ (e)	100,000	78,789
Series 2014-CR20, Class D, 3.22%, 11/10/2047 ‡ (e)	100,000	77,465
Series 2015-LC21, Class D, 4.36%, 7/10/2048 ‡ (g)	130,000	103,492
Series 2016-CR28, Class C, 4.65%, 2/10/2049 ‡ (g)	100,000	85,151
CSAIL Commercial Mortgage Trust Series 2019-C16, Class C, 4.24%, 6/15/2052 ‡ (g)	25,000	18,745
DBGS Mortgage Trust Series 2018-5BP, Class B, 1.53%, 6/15/2033 ‡ (e) (g)	100,000	90,209
DBJPM Mortgage Trust Series 2017-C6, Class D, 3.24%, 6/10/2050 ‡ (e) (g)	50,000	33,988
FHLMC Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029 (g)	250,000	38,857
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.17%, 7/25/2026 (g)	180,000	20,004
Series K083, Class X1, IO, 0.03%, 9/25/2028 (g)	14,572,026	87,799
Series K094, Class X1, IO, 0.88%, 6/25/2029 (g)	1,274,911	85,181
Series K723, Class X3, IO, 1.92%, 10/25/2034 (g)	119,125	7,075
Series K153, Class X3, IO, 3.77%, 4/25/2035 (g)	100,000	31,278
Series K716, Class X3, IO, 1.80%, 8/25/2042 (g)	317,355	7,018
Series K726, Class X3, IO, 2.13%, 7/25/2044 (g)	302,035	22,637
Series K728, Class X3, IO, 1.95%, 11/25/2045 (g)	151,300	11,435
Series K071, Class X3, IO, 2.01%, 11/25/2045 (g)	700,000	88,413
Series K092, Class X3, IO, 2.25%, 5/25/2047 (g)	100,000	16,133
Series K094, Class X3, IO, 2.12%, 7/25/2047 (g)	588,425	90,430
FNMA ACES Series 2016-M4, Class X2, IO, 2.65%, 1/25/2039 (g)	217,860	16,102
FREMF Series 2018-KF46, Class B, 3.47%, 3/25/2028 (e) (g)	6,577	5,131
FREMF Mortgage Trust
Series 2015-KF09, Class B, 6.87%, 5/25/2022 (e) (g)	2,262	2,181
Series 2015-KF10, Class B, 7.62%, 7/25/2022 (e) (g)	7,022	6,505
Series 2017-KF32, Class B, 4.07%, 5/25/2024 (e) (g)	9,159	7,825
Series 2017-KF38, Class B, 4.02%, 9/25/2024 (e) (g)	7,036	5,981
Series 2018-KF42, Class B, 3.72%, 12/25/2024 (e) (g)	8,734	7,511
Series 2018-KF45, Class B, 3.47%, 3/25/2025 (e) (g)	18,295	15,273
Series 2018-KF49, Class B, 3.42%, 6/25/2025 (e) (g)	8,036	6,753
Series 2018-KC02, Class B, 4.09%, 7/25/2025 (e) (g)	35,000	30,449
Series 2018-KF53, Class B, 3.57%, 10/25/2025 (g)	80,855	67,420
Series 2019-KC03, Class B, 4.37%, 1/25/2026 (e) (g)	30,000	26,017
Series 2019-KF62, Class B, 3.57%, 4/25/2026 (e) (g)	24,770	20,523
Series 2018-KF50, Class B, 3.42%, 7/25/2028 (e) (g)	8,341	6,472
Series 2019-KF63, Class B, 3.87%, 5/25/2029 (e) (g)	59,000	45,011
Series 2012-K19, Class C, 4.02%, 5/25/2045 (e) (g)	10,000	9,873
Series 2017-K67, Class C, 3.94%, 9/25/2049 (e) (g)	15,000	13,456
Series 2019-K87, Class C, 4.32%, 1/25/2051 (e) (g)	120,000	107,575
Series 2019-K103, Class C, 3.57%, 12/25/2051 (e) (g)	25,000	18,711
Series 2020-K737, Class B, 3.30%, 1/25/2053 (e) (g)	100,000	93,000
Series 2020-K737, Class C, 3.30%, 1/25/2053 (e) (g)	145,000	117,562
Series 2019-K96, Class B, 3.94%, 8/25/2056 (e) (g)	30,000	27,415

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)		Value ($)
GNMA
Series 2012-44, IO, 0.26%, 3/16/2049 (g)		233,243	1,553
Series 2013-80, IO, 0.90%, 3/16/2052 (g)		346,575	12,731
Series 2014-186, IO, 0.73%, 8/16/2054 (g)		369,363	14,167
Series 2013-178, IO, 0.64%, 6/16/2055 (g)		88,507	2,315
Series 2015-172, IO, 0.83%, 3/16/2057 (g)		158,105	7,117
Series 2016-40, IO, 0.71%, 7/16/2057 (g)		502,996	22,125
Series 2016-71, Class QI, IO, 0.97%, 11/16/2057 (g)		364,614	22,467
Series 2016-96, IO, 0.98%, 12/16/2057 (g)		81,559	4,993
Series 2016-155, IO, 0.88%, 2/16/2058 (g)		479,038	31,566
Series 2017-86, IO, 0.77%, 5/16/2059 (g)		258,168	14,560
Series 2017-148, IO, 0.66%, 7/16/2059 (g)		142,626	7,120
Series 2017-69, IO, 0.80%, 7/16/2059 (g)		452,366	26,850
Series 2017-171, IO, 0.70%, 9/16/2059 (g)		93,513	5,301
Series 2018-119, IO, 0.65%, 5/16/2060 (g)		382,715	22,978
Series 2020-28, IO, 0.86%, 11/16/2061 (g)		240,000	18,184
Series 2020-23, IO, 0.79%, 4/16/2062 (g)		369,624	27,091
GRACE Mortgage Trust Series 2014-GRCE, Class F, 3.59%, 6/10/2028 ‡ (e) (g)		100,000	98,581
GS Mortgage Securities Trust
Series 2013-GC12, Class D, 4.45%, 6/10/2046 ‡ (e) (g)		200,000	173,977
Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (e) (g)		100,000	70,097
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 5.77%, 7/15/2044 (g)		4,425	4,372
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (g)		56,309	32,935
Morgan Stanley Capital I Trust Series 2018-MP, Class D, 4.28%, 7/11/2040 ‡ (e) (g)		15,000	12,534
Wells Fargo Commercial Mortgage Trust Series 2018-C48, Class C, 5.12%, 1/15/2052 ‡ (g)		35,000	28,711

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,812,971)			3,315,509

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Notes
2.50%, 1/31/2021 (i)		2,194,000	2,237,880
1.38%, 10/15/2022		75,000	77,112
1.63%, 11/15/2022		75,000	77,654
1.63%, 12/15/2022		75,000	77,757
1.75%, 1/31/2023		50,000	52,076
1.38%, 2/15/2023		80,000	82,538
2.00%, 2/15/2023		100,000	104,934

			2,709,951

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,689,362)			2,709,951

CORPORATE BONDS — 2.6%
Australia — 0.1%
Telstra Corp. Ltd. 4.80%, 10/12/2021 (e)		100,000	103,065

Canada — 0.3%
Canadian Imperial Bank of Commerce 2.70%, 2/2/2021		141,000	141,557
Toronto-Dominion Bank (The) (SOFR + 0.48%), 2.01%, 1/27/2023 (j)		141,000	132,076

			273,633

France — 0.3%
Dexia Credit Local SA
0.75%, 1/25/2023 (b)	EUR	100,000	113,174
1.63%, 12/8/2023 (b)	GBP	100,000	127,823

			240,997

Germany — 0.1%
Kreditanstalt fuer Wiederaufbau 0.00%, 12/15/2022	EUR	80,000	89,039

Netherlands — 0.0% (c)
BNG Bank NV 4.75%, 3/6/2023 (b)	AUD	15,000	10,253

Singapore — 0.2%
Temasek Financial I Ltd. 0.50%, 3/1/2022 (b)	EUR	150,000	166,336

Switzerland — 0.3%
Credit Suisse Group Funding Guernsey Ltd. 3.13%, 12/10/2020		250,000	249,751

United States — 1.3%
American Electric Power Co., Inc. 2.15%, 11/13/2020		200,000	198,522
Citigroup, Inc. 2.65%, 10/26/2020		250,000	250,828
Goldman Sachs Bank USA (SOFR + 0.60%), 0.61%, 5/24/2021 (j)		23,000	22,371
Jackson National Life Global Funding (SOFR + 0.60%), 2.15%, 1/6/2023 (e) (j)		242,000	233,893

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)		Value ($)
KeyCorp 5.10%, 3/24/2021		200,000	203,717
Penske Truck Leasing Co. LP 3.38%, 2/1/2022 (e)		33,000	33,356
Reliance Standard Life Global Funding II 2.15%, 1/21/2023 (e)		10,000	9,764
Simon Property Group LP REIT, 2.50%, 9/1/2020		150,000	148,920

			1,101,371

TOTAL CORPORATE BONDS (Cost $2,278,964)			2,234,445

SUPRANATIONAL — 0.2%
European Investment Bank
2.80%, 1/15/2021	AUD	33,000	20,612
2.25%, 7/30/2021 (e)	CAD	50,000	36,339
0.50%, 6/21/2023	AUD	30,000	18,272
Inter-American Development Bank
0.50%, 5/23/2023	CAD	63,000	43,921
4.40%, 1/26/2026	CAD	16,000	13,421

			132,565

TOTAL SUPRANATIONAL (Cost $144,478)			132,565

	No. of Contracts		Market Value ($)
OPTIONS PURCHASED — 0.0% (c)
CALL OPTIONS PURCHASED — 0.0% (c)
United States — 0.0% (c)
S&P 500 Index 6/19/2020 at USD 3,375.00, European Style Notional Amount: USD 3,101,508 Exchange Traded *		12	24,000

TOTAL OPTIONS PURCHASED (Cost $114,036)			24,000

	No. of Rights		Value ($)
RIGHTS — 0.0%
United States — 0.0%
Media General, Inc., CVR * ‡ (Cost $ — )		902	—

	Principal Amount ($)
SHORT-TERM INVESTMENTS — 14.8%
CERTIFICATES OF DEPOSIT — 0.2%
Agricultural Bank of China Ltd. 2.30%, 4/8/2020(Cost $147,000)		147,000	147,062

COMMERCIAL PAPER — 1.1%
Boeing Co. (The) 2.06%, 5/19/2020 (e) (k)		213,000	211,897
Industrial & Commercial Bank of China Ltd. 1.91%, 4/24/2020 (e) (k)		250,000	249,779
Natwest Markets Securities, Inc. 1.96%, 7/29/2020 (e) (k)		250,000	247,292
Suncor Energy, Inc. 1.81%, 5/4/2020 (e) (k)		250,000	249,221

TOTAL COMMERCIAL PAPER (Cost $960,099)			958,189

FOREIGN GOVERNMENT TREASURY BILLS — 1.5%
Canadian Treasury Bills
1.57%, 4/2/2020 (k)	CAD	579,000	411,422
(17.35)%, 4/30/2020 (k)	CAD	580,000	412,067
1.58%, 5/28/2020 (k)	CAD	580,000	411,939

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $1,314,022)			1,235,428

	Shares
INVESTMENT COMPANIES — 11.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.07% (f) (l) (Cost $9,499,250)9,497,616			9,497,616

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (f) (l) (Cost $724,614)		724,614	724,614

TOTAL SHORT-TERM INVESTMENTS (Cost $12,644,985)			12,562,909

TOTAL LONG POSITIONS (Cost $86,676,569)			84,614,090

SHORT POSITIONS — (0.6)%
EXCHANGE-TRADED FUNDS — (0.4)%
United States — (0.4)%
iShares Russell 1000 Value ETF		(968)	(96,006)
iShares Russell 2000 ETF		(977)	(111,828)

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares	Value ($)
SPDR S&P 500 ETF Trust	(440)	(113,410)

		(321,244)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $(314,489))		(321,244)

COMMON STOCKS — (0.2)%
United States — (0.2)%
Align Technology, Inc. *	(146)	(25,397)
Comcast Corp., Class A	(214)	(7,357)
Comerica, Inc.	(139)	(4,078)
Dentsply Sirona, Inc.	(262)	(10,174)
Ford Motor Co.	(914)	(4,415)
Franklin Resources, Inc.	(1,674)	(27,939)
General Motors Co.	(222)	(4,613)
Halliburton Co.	(1,158)	(7,932)
Harley-Davidson, Inc.	(437)	(8,272)
Schlumberger Ltd.	(979)	(13,207)
Square, Inc., Class A *	(124)	(6,495)
Stryker Corp.	(123)	(20,478)
Target Corp.	(202)	(18,780)
Walt Disney Co. (The)	(163)	(15,746)
Wayfair, Inc., Class A *	(132)	(7,054)

TOTAL COMMON STOCKS (Proceeds $(201,106))		(181,937)

TOTAL SHORT POSITIONS (Proceeds $(515,595))		(503,181)

Total Investments — 98.7% (Cost $86,160,974)		84,110,909
Other Assets Less Liabilities — 1.3%		1,082,297

Net Assets — 100.0%		85,193,206

Percentages indicated are based on net assets.

Summary of Investments by Industry, March 31, 2020

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

LONG PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Foreign Government Securities	13.9%
Investment Companies	11.0
Banks	5.2
Collateralized Mortgage Obligations	5.2
Asset-Backed Securities	4.3
Commercial Mortgage-Backed Securities	3.9
U.S. Treasury Notes	3.2
Pharmaceuticals	2.8
Insurance	2.7
Software	2.1
Semiconductors & Semiconductor Equipment	1.9
Capital Markets	1.8
Oil, Gas & Consumable Fuels	1.6
Internet & Direct Marketing Retail	1.6
Electric Utilities	1.5
Foreign Government Treasury Bills	1.5
Health Care Providers & Services	1.3
IT Services	1.2
Interactive Media & Services	1.1
Specialty Retail	1.0
Machinery	1.0
Food Products	1.0
Others (each less than 1.0%)	17.1
Short-Term Investments	12.1

SHORT PORTFOLIO COMPOSITION BY INDUSTRY	PERCENTAGE
Exchange-Traded Funds	63.8%
Health Care Equipment & Supplies	11.1
Capital Markets	5.6
Energy Equipment & Services	4.2
Multiline Retail	3.7
Automobiles	3.4
Entertainment	3.1
Media	1.5
Internet & Direct Marketing Retail	1.4
IT Services	1.3
Others (each less than 1.0%)	0.9

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVR	Contingent Value Rights
DKK	Danish Krone
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depository Receipts
USD	United States Dollar
(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is $702,349.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $1,632,615.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2020.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2020.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(j)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2020.
(k)	The rate shown is the effective yield as of March 31, 2020.
(l)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 3 Year Bond	3	06/2020	AUD	216,101	921
EURO STOXX 50 Index	5	06/2020	EUR	148,976	19,220
Euro-OAT	1	06/2020	EUR	184,416	(5,047)
Foreign Exchange EUR/USD	23	06/2020	USD	3,180,756	(35,841)
Foreign Exchange JPY/USD	54	06/2020	USD	6,298,087	(77,661)
FTSE 100 Index	1	06/2020	GBP	69,281	6,345
Japan 10 Year Bond Mini	3	06/2020	JPY	426,208	(5,466)
S&P 500 E-Mini Index	70	06/2020	USD	9,003,750	104,676
Short-Term Euro-BTP	1	06/2020	EUR	123,040	(1,136)
SPI 200 Index	1	06/2020	AUD	78,451	1,006
TOPIX Index	2	06/2020	JPY	258,359	2,880
U.S. Treasury 2 Year Note	2	06/2020	USD	440,766	2,340
U.S. Treasury 5 Year Note	47	06/2020	USD	5,894,828	191,667
U.S. Treasury 10 Year Note	84	06/2020	USD	11,664,187	470,737

					674,641

Short Contracts
Euro-Bobl	(2)	06/2020	EUR	(298,246)	(423)
Euro-Bund	(14)	06/2020	EUR	(2,663,658)	63,302
Euro-Schatz	(3)	06/2020	EUR	(371,203)	1,122
MSCI EAFE E-Mini Index	(7)	06/2020	USD	(547,470)	(3,956)
MSCI Emerging Markets E-Mini Index	(45)	06/2020	USD	(1,900,350)	(107,361)
Russell 2000 E-Mini Index	(8)	06/2020	USD	(459,880)	1,884

					(45,432)

					629,209

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Abbreviations

AUD	Australian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
SPI	Australian Securities Exchange
TOPIX	Tokyo Stock Price Index
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of March 31, 2020:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	493,059	USD	300,058	State Street Corp.	4/3/2020	3,224
CAD	381,986	USD	268,075	Goldman Sachs International	4/3/2020	3,360
DKK	499,680	USD	73,220	Barclays Bank plc	4/3/2020	601
EUR	5,648,160	USD	6,181,499	Barclays Bank plc	4/3/2020	48,034
EUR	149,244	USD	164,188	BNP Paribas	4/3/2020	418
EUR	46,691	USD	50,444	Merrill Lynch International	4/3/2020	1,053
EUR	40,068	USD	43,709	Merrill Lynch International	4/3/2020	484
EUR	83,504	USD	92,062	State Street Corp.	4/3/2020	37
GBP	25,017	USD	29,580	BNP Paribas	4/3/2020	1,494
GBP	41,809	USD	48,827	Merrill Lynch International	4/3/2020	3,105
GBP	1,150,385	USD	1,420,389	State Street Corp.	4/3/2020	8,522
JPY	3,683,413	USD	33,066	Australia & New Zealand Banking Group Ltd.	4/3/2020	1,191
JPY	2,535,498	USD	23,141	Goldman Sachs International	4/3/2020	440
JPY	4,626,485	USD	42,178	Standard Chartered Bank	4/3/2020	850
JPY	437,270,120	USD	4,023,874	TD Bank Financial Group	4/3/2020	42,927
SEK	435,656	USD	42,995	Barclays Bank plc	4/3/2020	1,045
USD	271,106	AUD	414,567	Merrill Lynch International	4/3/2020	16,104
USD	51,670	AUD	78,492	TD Bank Financial Group	4/3/2020	3,389
USD	19,706	CAD	26,348	BNP Paribas	4/3/2020	984
USD	218,295	CAD	293,631	Merrill Lynch International	4/3/2020	9,644
USD	46,391	CAD	62,007	TD Bank Financial Group	4/3/2020	2,329
USD	22,253	EUR	19,939	Barclays Bank plc	4/3/2020	262
USD	68,710	EUR	61,312	Citibank, NA	4/3/2020	1,087
USD	566,865	EUR	505,142	TD Bank Financial Group	4/3/2020	9,728
USD	1,398,957	GBP	1,085,575	BNP Paribas	4/3/2020	50,547
USD	14,904	GBP	11,478	Citibank, NA	4/3/2020	647
USD	57,123	GBP	43,584	Merrill Lynch International	4/3/2020	2,986
USD	48,370	GBP	37,749	TD Bank Financial Group	4/3/2020	1,481
USD	79,608	JPY	8,280,450	BNP Paribas	4/3/2020	2,596
USD	80,159	JPY	8,608,158	Merrill Lynch International	4/3/2020	100
USD	21,252	JPY	2,282,966	TD Bank Financial Group	4/3/2020	19
USD	44,909	SEK	435,656	BNP Paribas	4/3/2020	869
USD	3,888,967	CAD	5,084,272	HSBC Bank, NA	4/17/2020	275,542
EUR	71,017	USD	76,689	Standard Chartered Bank	5/5/2020	1,741
EUR	32,909	USD	35,653	State Street Corp.	5/5/2020	692
GBP	74,692	USD	89,969	State Street Corp.	5/5/2020	2,875
USD	24,534	EUR	22,127	State Street Corp.	5/5/2020	97
USD	20,318	GBP	16,312	State Street Corp.	5/5/2020	42

Total unrealized appreciation						500,546

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	26,550	USD	30,110	Barclays Bank plc	4/3/2020	(827)
EUR	108,068	USD	120,337	BNP Paribas	4/3/2020	(1,146)
EUR	113,404	USD	126,537	Merrill Lynch International	4/3/2020	(1,459)
EUR	90,202	USD	100,595	TD Bank Financial Group	4/3/2020	(1,108)
GBP	23,214	EUR	26,282	BNP Paribas	4/3/2020	(152)
JPY	3,003,982	USD	28,192	Barclays Bank plc	4/3/2020	(254)
JPY	5,642,601	USD	53,955	BNP Paribas	4/3/2020	(1,477)
JPY	2,288,653	USD	21,809	Merrill Lynch International	4/3/2020	(524)
JPY	2,670,633	USD	25,514	TD Bank Financial Group	4/3/2020	(676)
USD	60,410	DKK	409,067	BNP Paribas	4/3/2020	(24)
USD	13,336	DKK	90,613	TD Bank Financial Group	4/3/2020	(51)
USD	65,445	EUR	61,391	Barclays Bank plc	4/3/2020	(2,264)
USD	355,810	EUR	327,651	BNP Paribas	4/3/2020	(5,567)
USD	748,166	EUR	680,483	Citibank, NA	4/3/2020	(2,360)
USD	5,051,819	EUR	4,594,549	HSBC Bank, NA	4/3/2020	(15,653)
USD	14,991	EUR	13,812	Merrill Lynch International	4/3/2020	(242)
USD	16,629	EUR	15,331	State Street Corp.	4/3/2020	(281)
USD	72,000	GBP	62,040	BNP Paribas	4/3/2020	(5,061)
USD	3,128,756	JPY	339,525,824	Barclays Bank plc	4/3/2020	(28,980)
USD	22,964	JPY	2,531,781	Merrill Lynch International	4/3/2020	(583)
USD	915,829	JPY	100,492,206	TD Bank Financial Group	4/3/2020	(18,791)
CAD	3,364,810	USD	2,518,137	BNP Paribas	4/17/2020	(126,744)
USD	300,103	AUD	493,059	State Street Corp.	5/5/2020	(3,232)
USD	268,158	CAD	381,986	Goldman Sachs International	5/5/2020	(3,381)
USD	73,299	DKK	499,680	Barclays Bank plc	5/5/2020	(613)
USD	6,189,299	EUR	5,648,160	Barclays Bank plc	5/5/2020	(48,439)
USD	139,789	EUR	126,878	BNP Paribas	5/5/2020	(333)
USD	98,117	GBP	83,706	BNP Paribas	5/5/2020	(5,932)
USD	1,372,612	GBP	1,110,858	State Street Corp.	5/5/2020	(8,213)
USD	43,028	SEK	435,656	Barclays Bank plc	5/5/2020	(1,046)
USD	4,030,463	JPY	437,270,120	TD Bank Financial Group	5/7/2020	(43,536)

Total unrealized depreciation						(328,949)

Net unrealized appreciation						171,597

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at March 31, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
United States	$—	$2,543,133	$1,097,618		$3,640,751
Collateralized Mortgage Obligations
United States	—	3,445,560	933,033		4,378,593
Commercial Mortgage-Backed Securities
United States	—	1,465,028	1,850,481		3,315,509
Common Stocks
Australia	—	705,060	—		705,060
Austria	—	55,363	—		55,363
Belgium	—	97,370	—		97,370
China	299,603	419,361	—		718,964
Denmark	—	495,182	—		495,182
Finland	—	130,449	—		130,449
France	—	1,717,317	—		1,717,317
Germany	—	1,440,933	—		1,440,933
Hong Kong	—	453,141	—		453,141
Indonesia	—	78,854	—		78,854
Ireland	44,929	62,114	—		107,043
Italy	—	180,928	—		180,928
Japan	—	2,557,782	—		2,557,782
Macau	—	19,010	—		19,010
Netherlands	51,226	798,572	—		849,798
New Zealand	—	10,914	—		10,914
Norway	—	32,374	—		32,374
Singapore	—	81,467	—		81,467
South Korea	—	42,225	—		42,225
Spain	—	208,195	—		208,195
Sweden	—	289,734	—		289,734
Switzerland	—	1,675,329	—		1,675,329
United Kingdom	36,503	2,263,587	—		2,300,090
United States	19,017,208	91,228	—		19,108,436
Other Common Stocks	1,155,804	—	—		1,155,804

Total Common Stocks	20,605,273	13,906,489	—		34,511,762

Corporate Bonds	—	2,234,445	—		2,234,445
Foreign Government Securities	—	11,779,172	—		11,779,172
Investment Companies	9,324,433	—	—		9,324,433
Options Purchased	24,000	—	—		24,000
Rights	—	—	—	(a)	— (a)
Supranational	—	132,565	—		132,565
U.S. Treasury Obligations	—	2,709,951	—		2,709,951
Short-Term Investments
Certificates of Deposit	—	147,062	—		147,062
Commercial Paper	—	958,189	—		958,189
Foreign Government Treasury Bills	—	1,235,428	—		1,235,428
Investment Companies	9,497,616	—	—		9,497,616
Investment of cash collateral from securities loaned	724,614	—	—		724,614

Total Short-Term Investments	10,222,230	2,340,679	—		12,562,909

Total Investments in Securities	$40,175,936	$40,557,022	$3,881,132		$84,614,090

Liabilities
Common Stocks	$(181,937)	$—	$—		$(181,937)
Exchange-Traded Funds	(321,244)	—	—		(321,244)

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Liabilities in Securities Sold Short	$(503,181)	$—	$—	$(503,181)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$500,546	$—	$500,546
Futures Contracts	839,529	26,571	—	866,100

Total Appreciation in Other Financial Instruments	$839,529	$527,117	$—	$1,366,646

Depreciation in Other Financial Instruments4
Forward Foreign Currency Exchange Contracts	$—	$(328,949)	$—	$(328,949)
Futures Contracts	(236,891)	—	—	(236,891)

Total Depreciation in Other Financial Instruments	$(236,891)	$(328,949)	$—	$(565,840)

(a)	Value is zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of December 31, 2019		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2020
Investments in Securities
Asset-Backed Securities — United States	$1,406,395		$—	$(88,900)	$504	$—	$(352,071)	$164,996	$(33,306)	$1,097,618
Collateralized Mortgage Obligations — United States	1,105,987		—	(148,839)	1	—	(24,116)	—	—	933,033
Commercial Mortgage- Backed Securities — United States	1,980,375		(688)	(369,923)	461	100,000	(179,331)	349,661	(30,074)	1,850,481
Rights — United States	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$4,492,757		$(688)	$(607,662)	$966	$100,000	$(555,518)	$514,657	$(63,380)	$3,881,132

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at March 31, 2020, which were valued using significant unobservable inputs (level 3) amounted to $(606,465).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended March 31, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at March 31, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,029,940		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 9.15%(4.39%)
				Constant Default Rate	0.00% - 4.00%(2.12%)
				Yield (Discount Rate of Cash Flows)	2.91% - 14.06%(6.93%)

Asset-Backed Securities	1,029,940

	1,759,264		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00%(5.60%)
				Yield (Discount Rate of Cash Flows)	3.61% - 9.65%(8.12%)
Commercial Mortgage-Backed Securities	1,759,264

	933,033		Discounted Cash Flow	Constant Prepayment Rate	10.00% - 25.00%(19.63%)
				Constant Default Rate	0.00% - 1.43%(0.10%)
				Yield (Discount Rate of Cash Flows)	3.61% - 9.75%(6.02%)

Collateralized Mortgage Obligations	933,033

	—	(b)	Pending Distribution Amount	Expected Recovery	0.00%(0.00%)

Rights	—	(b)

Total	$3,722,237

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At March 31, 2020, the value of these investments was $158,895. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2020
Security Description	Value at December 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	$6,639,362	$—	$—	$—	$(1,465,253)	$5,174,109	203,225	$—	$—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	1,961,738	22,075	—	—	(313,501)	1,670,312	242,074	22,075	—
JPMorgan High Yield Fund Class R6 Shares (a)	9,768,901	431,421	7,170,512	(87,219)	(462,579)	2,480,012	399,358	88,301	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.07% (a) (b)	7,420,105	15,300,084	13,219,061	(1,593)	(1,919)	9,497,616	9,497,616	32,176	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (a) (b)	22,900	1,014,655	312,941	—	—	724,614	724,614	191	—

Total	$25,813,006	$16,768,235	$20,702,514	$(88,812)	$(2,243,252)	$19,546,663		$142,743	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and options, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

JPMorgan Insurance Trust Global Allocation Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.